Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jun. 06, 2018	Dec. 31, 2017
Percentage of ownership			12.00%	12.00%
Tasneea Oil & Gas Technology LLC [Member] | January 1, 2019 [Member]
Percentage of ownership transferred	20.00%	20.00%
Sledgehammer Gulf LLC [Member] | January 1, 2019 [Member]
Percentage of ownership	51.00%	51.00%
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Administrative service fee		$ 0
Successor [Member]
Rental income to be paid on leases	$ 57,800
Charges for oil and gas	249,159
Successor [Member] | Esnaad Solutions LLC [Member]
Charges for oil and gas	1,100
Successor [Member] | Mubadarah Group Entities [Member]
Rental income to be paid on leases		100
Due from related party	$ 500	$ 500
Percentage of ownership	21.60%	21.60%
Successor [Member] | Tasneea Oil & Gas Technology LLC [Member]
Percentage of ownership	99.00%	99.00%
Successor [Member] | Mubadarah Investments LLC [Member]
Percentage of ownership	80.00%	80.00%
Successor [Member] | Mubadarah Investments LLC [Member] | Esnaad Solutions LLC [Member]
Percentage of ownership	99.00%	99.00%
Successor [Member] | GES [Member]
Percentage of ownership	20.00%	20.00%
Administrative service fee	$ 500
Successor [Member] | Hilal Al Busaidy [Member]
Percentage of ownership	1.00%	1.00%
Successor [Member] | Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership	100.00%	100.00%